EXHIBIT 99.1

Permanent Monthly Report
Date of Report: 12 Feb 2008	For period from 1 Jan 2008 to 31 Jan 2008

Mortgages Trust Determination Date	1 Feb 2008
Mortgages Trust Distribution Date	5 Feb 2008
Current Funding 1 Interest Period	10 Dec 2007 to 10 Mar 2008
Current Funding 2 Interest Period	15 Jan 2008 to 15 Apr 2008

Key Parties

Mortgages Trustee	Permanent Mortgages Trustee Limited
Depositors	Permanent Funding (No. 1) Limited (Funding 1), Permanent Funding (No. 2) Limited (Funding 2)
Seller	Bank of Scotland plc
Servicer	Bank of Scotland plc
Cash Manager	Bank of Scotland plc
Issuing Entities	Permanent Financing (No. 1 through 9) PLC, Permanent Master Issuer PLC
Security Trustee	The Bank of New York, London
Note Trustee	The Bank of New York, London

Mortgages Trust Summary

Principal Balance at start of period	£45,699,793,994.27	Number of loans in pool at start of period	563,423
Current Principal Balance	£44,898,726,692.71	Current number of loans in pool	554,566
Opening Trust Assets	£100.00
Total	£44,898,726,792.71

Funding 1 Issuer Notes outstanding (GBP)	£22,302,486,000.00	Funding 2 Issuer Notes outstanding (GBP)	£8,718,280,000.00
less Cash Accumulation Ledger balance	£—	less Cash Accumulation Ledger balance	£—
less Funding 1 Principal Ledger balance	£761,428,392.92	less Funding 2 Principal Ledger balance	£350,793.96
less Principal Deficiency Ledger balance	£643,405.35	less Principal Deficiency Ledger balance	£150,473.22
Funding 1 Share	£21,540,414,201.73	Funding 2 Share	£8,717,778,832.82
Funding 1 Share %	47.97627%	Funding 2 Share %	19.41683%

Seller Share	£14,640,533,658.16
Seller Share %	32.60690%
Minimum Seller Share	£3,408,517,768.11
Minimum Seller Share %	7.59157%

Distribution(s)

On a monthly basis, Mortgages Trust Revenue Receipts are allocated on a pro-rata basis between Funding 1, Funding 2 and the Seller based upon their respective shares in the Trust.  Mortgages Trust Principal Receipts are allocated first on a pro-rata basis between Funding 1 and Funding 2 based upon their respective shares in the Trust, up to their respective cash accumulation requirements and then to the Seller.  On a quarterly basis, Funding 1 will distribute its receipts to the issuers Permanent Financing (No. 1) PLC to Permanent Financing (No. 9) PLC inclusive, Funding 2 will distribute its receipts to Permanent Master Issuer PLC (Master Issuer) and in turn the issuers will distribute their respective receipts to the noteholders, via the paying agents and swap providers.

Mortgages Trust Distribution 5 Feb 2008

Mortgages Trust Revenue Receipts	£213,759,629.58
Mortgages Trust Principal Receipts	£806,995,311.38
Total received by Mortgages Trustee	£1,020,754,940.96

	Revenue distribution		Principal distribution
Amounts due to the Servicer	£1,940,676.18	Paid to Permanent Funding (No. 1) Limited	£—
Other amounts due	£4,219.17	Paid to Permanent Funding (No. 2) Limited	£—
Paid to Permanent Funding (No. 1) Limited	£100,864,744.56	Paid to the Seller	£806,995,311.38
Paid to Permanent Funding (No. 2) Limited	£40,821,715.50
Paid to the Seller	£70,128,274.17
	£213,759,629.58		£806,995,311.38

Master Issuer Distribution 15 Jan 2008

Master Issuer Revenue Receipts	£150,278,375.22
Master Issuer Principal Receipts	£556,230,000.00
Total received by Master Issuer	£706,508,375.22

	Revenue distribution		Principal distribution
Amounts due to Security Trustee	£—	Amounts due Swap Provider re Class A notes	£512,170,000.00
Amounts due to Note Trustee	£—	Principal due on Class A notes	£—
Amounts due to Agent Bank, Paying Agent	£—	Amounts due Swap Provider re Class B notes	£22,030,000.00
Amounts due to Third Party Creditors	£292,486.36	Principal due on Class B notes	£—
Amounts due to Cash Manager	£584,421.18	Amounts due Swap Provider re Class C notes	£22,030,000.00
Amounts due to Corporate Svcs Provider	£—	Principal due on Class C notes	£—
Amounts due Swap Provider re Class A notes	£111,018,939.56
Interest due on Class A notes	£28,243,537.90
Amounts due Swap Provider re Class B notes	£2,937,027.22
Interest due on Class B notes	£2,017,053.56
Amounts due Swap Provider re Class C notes	£3,073,394.66
Interest due on Class C notes	£2,095,699.75
Retained by the Master Issuer	£15,815.03
	£150,278,375.22		£556,230,000.00

Mortgages Trust Pool Assets Analysis

A very small number of loans were repurchased from the Trust by the Seller during the period, for being in breach of the representations and warranties under the Mortgage Sale Agreement.

Current HVR1 rate	7.50%
Current HVR2 rate	6.90%
Current Flexible Variable rate	6.65%

Yield net of Funding Swaps over 3 Month Sterling LIBOR          0.55331%

Arrears & Possessions

	Aggregate outstanding		Aggregate amount of	Number of
Months in arrears	balance	% of Total	Arrears	accounts	% of Total
Current - < 1 month	£43,702,870,139.86	97.34%	£2,225,111.42	542,462	97.82%
1 - < 2 months	£534,160,717.59	1.19%	£4,246,789.22	5,425	0.98%
2 - < 3 months	£181,969,958.99	0.41%	£2,892,975.95	1,816	0.33%
3 - < 6 months	£242,026,886.11	0.54%	£6,971,053.91	2,533	0.46%
6 - < 12 months	£161,591,846.41	0.36%	£9,187,740.29	1,644	0.30%
>= 12 months	£76,107,143.75	0.17%	£8,391,028.37	686	0.12%
Total	£44,898,726,692.71	100.00%	£33,914,699.16	554,566	100.00%

	Aggregate outstanding		Number of
Properties in possession	balance	% of Total	accounts	% of Total
Brought forward	£28,415,423.58	0.06%	226	0.04%
Repossessed			72	0.01%
Sold			45	0.01%
Relinquished to borrower			—	0.00%
Carried forward	£31,467,372.39	0.07%	253	0.05%

Average time from possession to sale in days (this period)	129

A loan is identified as being in arrears where an amount equal to or greater than a full month’s contractual payment is outstanding at the end of the month.  A loan is not defined as defaulted until the property relating to that loan has been taken into possession.  A loan is not charged off as uncollectable until the property relating to that loan has been disposed of following default.

Substituted assets

Number of
Period	Balance of accounts	accounts
This period	£—	—

CPR

	Monthly	1-month	3-month	12-month
Month	CPR	annualised	annualised	annualised
January 2008	1.77%	19.25%	23.40%	31.70%
December 2007	2.22%	23.59%	32.32%	32.61%
November 2007	2.63%	27.36%	35.23%	33.30%

1-month annualised CPR is calculated as 1 - ((1-R) ^ 12)
3-month annualised CPR is calculated as the average of the 1-month annualised CPR for the most recent 3 months.
12-month annualised CPR is calculated as the average of the 1-month annualised CPR for the most recent 12 months.

where in each case R is ‘Monthly CPR’ or total principal receipts received plus the principal balance of loans repurchased by the Seller (primarily due to further advances) during the period, divided by the aggregate principal balance of the loans in the portfolio as at the start of the period.

Excess spread

Month	Excess spread
January 2008	0.38343%
December 2007	0.37143%
November 2007	0.36874%

Excess spread is equal to the yield above, plus interest receivable on reserve funds, less actual and estimated costs including the weighted average margin on the notes.

Range of outstanding	Aggregate outstanding		Number of
balances at end of period	balance	% of Total	accounts	% of Total
£0 - £24,999.99	£1,265,803,362.79	2.82%	94,509	17.04%
£25,000 - £49,999.99	£4,591,682,322.79	10.23%	123,788	22.32%
£50,000 - £74,999.99	£6,181,344,951.29	13.77%	99,692	17.98%
£75,000 - £99,999.99	£6,634,103,646.01	14.78%	76,469	13.79%
£100,000 - £124,999.99	£6,044,071,595.93	13.46%	54,059	9.75%
£125,000 - £149,999.99	£4,948,542,614.09	11.02%	36,235	6.53%
£150,000 - £174,999.99	£3,704,757,070.01	8.25%	22,980	4.14%
£175,000 - £199,999.99	£2,711,674,164.95	6.04%	14,538	2.62%
£200,000 - £224,999.99	£2,074,511,948.53	4.62%	9,812	1.77%
£225,000 - £249,999.99	£1,508,096,627.49	3.36%	6,376	1.15%
£250,000 - £299,999.99	£1,958,967,418.61	4.36%	7,219	1.30%
£300,000 - £349,999.99	£1,308,992,263.29	2.92%	4,072	0.73%
£350,000 - £399,999.99	£854,102,416.09	1.90%	2,296	0.41%
£400,000 - £449,999.99	£649,521,978.29	1.45%	1,543	0.28%
£450,000 - £500,000	£454,317,228.18	1.01%	963	0.17%
>£500,000	£8,237,084.37	0.02%	15	0.00%
Total	£44,898,726,692.71	100.00%	554,566	100.00%

The weighted average current balance is:	£137,888.70

Range of LTV ratios at	Aggregate balance at		Number of
origination*	Origination	% of Total	accounts	% of Total
0% - 24.99%	£2,592,825,793.00	5.30%	67,530	12.18%
25% - 49.99%	£13,045,157,882.33	26.67%	191,754	34.58%
50% - 74.99%	£19,175,520,760.05	39.20%	176,244	31.78%
75% - 79.99%	£3,305,199,012.00	6.76%	26,017	4.69%
80% - 84.99%	£2,768,768,091.00	5.66%	21,795	3.93%
85% - 89.99%	£3,115,316,035.00	6.37%	24,444	4.41%
90% - 94.99%	£3,061,947,743.00	6.26%	25,997	4.69%
95% - 96.99%	£1,206,738,730.00	2.47%	13,590	2.45%
97%	£638,663,035.00	1.31%	7,177	1.29%
>97%	£3,942,915.00	0.01%	18	0.00%
Total	£48,914,079,996.38	100.00%	554,566	100.00%

*excluding capitalised interest, capitalised high LTV fees, insurance fees, booking fees and valuation fees.

The weighted average LTV at origination is:	60.77%

Range of LTV ratios at end	Aggregate outstanding		Number of
of reporting period*	balance	% of Total	accounts	% of Total
0% - 24.99%	£4,970,719,961.69	11.07%	162,991	29.39%
25% - 49.99%	£14,902,918,009.36	33.19%	199,263	35.93%
50% - 74.99%	£17,098,024,614.99	38.08%	137,060	24.71%
75% - 79.99%	£2,953,722,246.13	6.58%	20,410	3.68%
80% - 84.99%	£2,388,608,022.79	5.32%	16,786	3.03%
85% - 89.99%	£1,550,064,432.77	3.45%	10,659	1.92%
90% - 94.99%	£830,225,592.71	1.85%	5,823	1.05%
95% - 96.99%	£111,778,161.90	0.25%	883	0.16%
97% - 99.99%	£59,650,153.53	0.13%	466	0.08%
>=100%	£33,015,496.84	0.07%	225	0.04%
Total	£44,898,726,692.71	100.00%	554,566	100.00%

*including capitalised interest, capitalised high LTV fees, insurance fees, booking fees and valuation fees and using indexed valuation.

The weighted average current LTV is:	52.94%

	Aggregate outstanding		Number of
Region	balance	% of Total	accounts	% of Total
London & South East	£13,534,184,364.25	30.14%	111,611	20.13%
Midlands & East Anglia	£9,753,799,486.80	21.72%	120,420	21.71%
North	£5,985,841,868.20	13.33%	99,221	17.89%
North West	£5,245,144,207.45	11.68%	81,167	14.64%
South Wales & West	£6,346,065,342.38	14.13%	77,375	13.95%
Scotland	£3,989,512,725.54	8.89%	64,421	11.62%
Unknown	£44,178,698.09	0.10%	351	0.06%
Total	£44,898,726,692.71	100.00%	554,566	100.00%

Age of loans in months	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
<6	£—	0.00%	—	0.00%
6 - <12	£5,937,025,444.71	13.22%	43,945	7.92%
12 - <18	£4,081,108,402.07	9.09%	32,968	5.94%
18 - <24	£6,523,902,963.82	14.53%	60,190	10.85%
24 - <30	£4,599,861,993.58	10.24%	43,415	7.83%
30 - <36	£2,549,464,892.93	5.68%	29,962	5.40%
36 - <42	£3,634,453,158.53	8.09%	42,432	7.65%
42 - <48	£3,273,514,756.55	7.29%	40,206	7.25%
48 - <54	£3,024,277,458.40	6.74%	37,777	6.81%
54 - <60	£2,217,824,017.99	4.94%	31,505	5.68%
60 - <66	£1,762,008,913.60	3.92%	27,742	5.00%
66 - <72	£1,445,897,898.61	3.22%	25,429	4.59%
>=72	£5,849,386,791.92	13.03%	138,995	25.06%
Total	£44,898,726,692.71	100.00%	554,566	100.00%

The weighted average seasoning of the loans, in months, is:			40.34

Years to maturity of loans	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
< 5	£1,179,703,105.06	2.63%	42,693	7.70%
5 - <10	£3,923,958,217.83	8.74%	81,456	14.69%
10 - <15	£6,449,898,201.18	14.37%	99,115	17.87%
15 - <20	£11,489,451,578.06	25.59%	139,492	25.15%
20 - <25	£17,859,627,191.24	39.78%	154,832	27.92%
25 - <30	£3,599,062,877.41	8.02%	31,558	5.69%
30 - <35	£393,472,063.38	0.88%	5,383	0.97%
>=35	£3,553,458.55	0.01%	37	0.01%
Total	£44,898,726,692.71	100.00%	554,566	100.00%

The weighted average remaining term of the loans, in years, is:			18.52

Use of proceeds	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
Purchase	£29,109,586,109.57	64.83%	364,701	65.76%
Remortgage	£15,789,140,583.14	35.17%	189,865	34.24%
Total	£44,898,726,692.71	100.00%	554,566	100.00%

Property type	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
Detached	£13,308,422,691.67	29.64%	131,278	23.67%
Semi-detached	£13,216,202,621.57	29.44%	183,389	33.07%
Terraced	£12,554,170,720.12	27.96%	175,382	31.63%
Other*	£5,819,930,659.35	12.96%	64,517	11.63%
Total	£44,898,726,692.71	100.00%	554,566	100.00%

*Primarily flats or maisonettes

Origination channel	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
Direct origination by Halifax	£18,710,621,645.73	41.67%	275,393	49.66%
Intermediaries	£26,100,902,859.90	58.13%	277,144	49.97%
Other channels	£87,202,187.08	0.19%	2,029	0.37%
Total	£44,898,726,692.71	100.00%	554,566	100.00%

Repayment terms	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
Repayment	£27,447,746,248.88	61.13%	385,061	69.43%
Interest-only	£17,450,980,443.83	38.87%	169,505	30.57%
Total	£44,898,726,692.71	100.00%	554,566	100.00%

Payment method	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
Direct debit	£33,082,947,243.33	73.68%	377,163	68.01%
Halifax payment plan	£9,853,689,578.79	21.95%	142,715	25.73%
Other	£1,962,089,870.59	4.37%	34,688	6.25%
Total	£44,898,726,692.71	100.00%	554,566	100.00%

Special rate and flexible loans

Type of loan	Aggregate outstanding balance	% of Total	Number of holdings*	% of Total
Discounted variable rate loans	£—	0.00%	—	0.00%
Fixed rate loans	£26,254,416,475.49	67.99%	302,186	62.85%
Capped rate loans	£—	0.00%	—	0.00%
Tracker rate loans	£12,243,966,204.22	31.71%	177,294	36.88%
Flexible loans	£115,104,990.45	0.30%	1,305	0.27%
Total Special rate and flexible	£38,613,487,670.16	100.00%	480,785	100.00%

Distribution of fixed rate loans
Fixed rate %	Aggregate outstanding balance	% of Total	Number of holdings*	% of Total
0 - 3.99%	£245,808,203.94	0.94%	8,628	2.86%
4.00 - 4.99%	£9,877,914,640.23	37.62%	84,695	28.03%
5.00 - 5.99%	£13,907,370,840.03	52.97%	169,832	56.20%
6.00 - 6.99%	£2,105,010,466.48	8.02%	35,244	11.66%
7.00 - 7.99%	£118,312,324.81	0.45%	3,787	1.25%
8.00 - 8.99%	£—	0.00%	—	0.00%
Total	£26,254,416,475.49	100.00%	302,186	100.00%

Year in which current fixed rate period ends	Aggregate outstanding balance	% of Total	Number of holdings*	% of Total
2008	£10,485,668,142.83	39.94%	105,249	34.83%
2009	£9,129,858,938.36	34.77%	88,940	29.43%
2010	£2,384,257,168.49	9.08%	33,656	11.14%
2011	£2,195,775,965.92	8.36%	34,476	11.41%
2012	£1,133,236,892.51	4.32%	18,403	6.09%
2013	£119,869,165.24	0.46%	1,984	0.66%
2014	£278,650,725.50	1.06%	3,759	1.24%
2015	£141,152,481.82	0.54%	3,250	1.08%
2016	£128,403,083.26	0.49%	2,046	0.68%
2017	£237,265,255.96	0.90%	3,642	1.21%
2018+	£20,278,655.60	0.08%	6,781	2.24%
Total	£26,254,416,475.49	100.00%	302,186	100.00%

*An account may have more than one product holding.

Ledgers

Funding 1 Share / Funding 2 Share / Seller Share Ledger

Date	Collateral pool balance	Funding 1 Share	Funding 2 Share	Seller Share	Funding 1 Share%	Funding 2 Share%	Seller Share%
2-Jan-08	£45,699,793,994.27	£21,540,786,000.00	£8,717,929,306.04	£15,441,078,688.23	47.1363%	19.0769%	33.7868%
3-Dec-07	£46,728,574,658.03	£22,302,486,000.00	£8,718,035,477.22	£15,708,053,180.81	47.7287%	18.6572%	33.6141%
1-Nov-07	£47,982,901,083.13	£22,687,337,768.16	£8,718,122,882.76	£16,577,440,432.21	47.2826%	18.1694%	34.5480%

Revenue Ledger

Month	Revenue receipts on the loans	GIC interest	Total
January 2008	£209,528,471.84	£4,231,157.74	£213,759,629.58
December 2007	£216,838,927.73	£5,777,779.84	£222,616,707.57
November 2007	£217,978,181.97	£6,089,677.01	£224,067,858.98

Distribution

Month	Servicer	Other amounts per Priority of Payments	Funding 1	Funding 2	Seller
January 2008	£1,940,676.18	£4,219.17	£100,864,744.56	£40,821,715.50	£70,128,274.17
December 2007	£1,984,364.13	£—	£106,392,778.25	£41,588,927.06	£72,650,638.13
November 2007	£1,971,900.04	£150.00	£105,921,080.30	£40,702,582.82	£75,472,145.82

Principal Ledger

Month	Principal receipts on the loans	Principal for Further Advances	Total
January 2008	£529,133,563.68	£277,861,747.70	£806,995,311.38
December 2007	£586,844,527.35	£449,374,940.56	£1,036,219,467.91
November 2007	£853,235,274.64	£407,976,115.31	£1,261,211,389.95

Distribution

Month	Funding 1	Funding 2	Seller
January 2008	£—	£—	£806,995,311.38
December 2007	£761,428,392.92	£—	£274,791,074.99
November 2007	£384,624,311.10	£—	£876,587,078.85

Losses Ledger

Month	Losses in month	Funding 1 share of losses	Funding 2 share of losses	Seller share of losses	Cumulative losses
January 2008	£788,772.70	£371,798.27	£150,473.22	£266,501.21	£9,218,729.26
December 2007	£569,064.00	£271,607.08	£106,171.18	£191,285.74	£8,429,956.56
November 2007	£481,058.79	£227,457.06	£87,405.54	£166,196.19	£7,860,892.56

Funding 1 Principal Deficiency Ledger (BBB sub-ledger)

Month	Debit	Credit	Balance
January 2008	£371,798.27	£—	£643,405.35
December 2007	£271,607.08	£803,688.90	£271,607.08
November 2007	£227,457.06	£—	£803,688.90

Funding 1 Reserve Ledger

Month	Debit	Credit	Balance	Funding 1 Reserve Required Amount
January 2008	£—	£—	£445,000,000.00	£445,000,000.00
December 2007	£100,000,000.00	£—	£445,000,000.00	£445,000,000.00
November 2007	£—	£—	£545,000,000.00	£445,000,000.00

With effect from 21 November 2007 and with the consent of the Security Trustee, the Funding 1 Reserve Required Amount has been reduced to £445m, following confirmation from the Rating Agencies that the current ratings of the Notes are not adversely affected.

Funding 1 Liquidity Reserve Ledger

Month	Debit	Credit	Balance drawn	Balance available
January 2008	£—	£—	£—	£150,000,000.00
December 2007	£—	£—	£—	£150,000,000.00
November 2007	£—	£—	£—	£150,000,000.00

Funding 2 Principal Deficiency Ledger (BBB sub-ledger)

Month	Debit	Credit	Balance
January 2008	£150,473.22	£350,793.96	£150,473.22
December 2007	£106,171.18	£—	£350,793.96
November 2007	£87,405.54	£—	£244,622.78

Funding 2 Reserve Ledger

Month	Debit	Credit	Balance	Funding 2 Reserve Required Amount
January 2008	£—	£—	£167,700,000.00	£167,700,000.00
December 2007	£—	£—	£167,700,000.00	£167,700,000.00
November 2007	£—	£—	£167,700,000.00	£167,700,000.00

Trigger Events

Non-asset trigger events:

If the Seller suffers an Insolvency Event.

If the role of the Seller as Servicer is terminated and a new Servicer is not appointed within 30 days.

If the current Seller’s Share at any time is equal to or less than the Minimum Seller Share.

If the outstanding principal balance of the loans comprising the trust property is less than £35,000,000,000 to July 2009 or is less than £32,000,000,000 to April 2010.

Asset trigger events:

If there has been a debit to the relevant AAA Principal Deficiency Sub-Ledger.

No trigger events have occurred

Notes Outstanding

Issuing entity*	Notes	Original rating S&P/Moody’s/Fitch	Expected maturity date	Final maturity date	Outstanding at start of period	Outstanding at end of period	Exchange rate	Reference rate	Margin
Permanent Financing No.2	Series 5 Class A	AAA / Aaa / AAA	10/Dec/2008	10/Jun/2042	£750,000,000	£750,000,000	—	6.61500%	0.25%
Permanent Financing No.2	Series 5 Class B	AA / Aa3 / AA	10/Dec/2008	10/Jun/2042	£26,000,000	£26,000,000	—	6.61500%	0.45%
Permanent Financing No.2	Series 5 Class C	BBB / Baa2 / BBB	10/Dec/2008	10/Jun/2042	£26,000,000	£26,000,000	—	6.61500%	1.45%
Permanent Financing No.3	Series 3 Class A	AAA / Aaa / AAA	10/Jun/2008 & 10/Sep/2008	12/Sep/2033	$1,500,000,000	$1,500,000,000	1.66991	5.14625%	0.18%
Permanent Financing No.3	Series 3 Class B	AA / Aa3 / AA	10/Sep/2008	10/Jun/2042	$52,000,000	$52,000,000	1.66667	5.14625%	0.35%
Permanent Financing No.3	Series 3 Class C	BBB / Baa2 / BBB	10/Sep/2008	10/Jun/2042	$52,000,000	$52,000,000	1.66667	5.14625%	1.15%
Permanent Financing No.3	Series 4 Class A1	AAA / Aaa / AAA	10/Mar/2009 & 10/Jun/2009	12/Sep/2033	€700,000,000	€700,000,000	1.45003	4.88400%	0.19%
Permanent Financing No.3	Series 4 Class A2	AAA / Aaa / AAA	10/Mar /2009& 10/Jun/2009	12/Sep/2033	£750,000,000	£750,000,000	—	6.61500%	0.19%
Permanent Financing No.3	Series 4 Class B	AA / Aa3 / AA	10/Jun/2009	10/Jun/2042	€62,000,000	€62,000,000	1.44691	4.88400%	0.39%
Permanent Financing No.3	Series 4 Class C	BBB / Baa2 / BBB	10/Jun/2009	10/Jun/2042	€62,000,000	€62,000,000	1.44691	4.88400%	1.18%
Permanent Financing No.3	Series 5 Class A	AAA / Aaa / AAA	10/Dec/2010	10/Jun/2042	£400,000,000	£400,000,000	—	—	5.521%
Permanent Financing No.3	Series 5 Class B	AA / Aa3 / AA	10/Dec/2010	10/Jun/2042	€20,000,000	€20,000,000	1.43885	4.88400%	0.45%
Permanent Financing No.3	Series 5 Class C	BBB / Baa2 / BBB	10/Dec/2010	10/Jun/2042	€20,000,000	€20,000,000	1.43885	4.88400%	1.23%

Permanent Financing No.4	Series 3 Class A	AAA / Aaa / AAA	10/Dec/2008 & 10/Mar/2009	11/Mar/2024	$1,700,000,000	$1,700,000,000	1.86600	5.14625%	0.14%
Permanent Financing No.4	Series 3 Class B	AA / Aa3 / AA	10/Mar/2009	10/Jun/2042	$75,800,000	$75,800,000	1.86598	5.14625%	0.23%
Permanent Financing No.4	Series 3 Class M	A / A2 / A	10/Mar/2009	10/Jun/2042	$40,400,000	$40,400,000	1.86596	5.14625%	0.37%
Permanent Financing No.4	Series 3 Class C	BBB / Baa2 / BBB	10/Mar/2009	10/Jun/2042	$55,400,000	$55,400,000	1.86595	5.14625%	0.80%
Permanent Financing No.4	Series 4 Class A	AAA / Aaa / AAA	10/Sep/2009 & 10/Dec/2009	10/Mar/2034	€1,500,000,000	€1,500,000,000	1.50037	4.88400%	0.15%
Permanent Financing No.4	Series 4 Class B	AA / Aa3 / AA	10/Dec/2009	10/Jun/2042	€85,000,000	€85,000,000	1.50036	4.88400%	0.28%
Permanent Financing No.4	Series 4 Class M	A / A2 / A	10/Dec/2009	10/Jun/2042	€62,500,000	€62,500,000	1.50035	4.88400%	0.45%
Permanent Financing No.4	Series 5 Class A1	AAA / Aaa / AAA	10/Mar/2011	10/Jun/2042	€750,000,000	€750,000,000	1.50083	—	3.9615%
Permanent Financing No.4	Series 5 Class A2	AAA / Aaa / AAA	10/Mar/2011	10/Jun/2042	£1,100,000,000	£1,100,000,000	—	6.61500%	0.17%
Permanent Financing No.4	Series 5 Class B	AA / Aa3 / AA	10/Mar/2011	10/Jun/2042	£43,000,000	£43,000,000	—	6.61500%	0.33%
Permanent Financing No.4	Series 5 Class M	A / A2 / A	10/Mar/2011	10/Jun/2042	£32,000,000	£32,000,000	—	6.61500%	0.50%
Permanent Financing No.4	Series 5 Class C	BBB / Baa2 / BBB	10/Mar/2011	10/Jun/2042	£54,000,000	£54,000,000	—	6.61500%	0.90%
Permanent Financing No.5	Series 3 Class A	AAA / Aaa / AAA	10/Mar/2009 & 10/Jun/2009	12/Jun/2034	$750,000,000	$750,000,000	1.87200	5.14625%	0.16%
Permanent Financing No.5	Series 3 Class B	AA / Aa3 / AA	10/Jun/2009	10/Jun/2042	$32,500,000	$32,500,000	1.87190	5.14625%	0.26%
Permanent Financing No.5	Series 3 Class C	BBB / Baa2 / BBB	10/Jun/2009	10/Jun/2042	$27,000,000	$27,000,000	1.87188	5.14625%	0.82%
Permanent Financing No.5	Series 4 Class A	AAA / Aaa / AAA	10/Sep/2009 & 10/Dec/2009	10/Jun/2042	€1,000,000,000	€1,000,000,000	1.50150	4.88400%	0.17%
Permanent Financing No.5	Series 4 Class B	AA / Aa3 / AA	10/Dec/2009	10/Jun/2042	€43,500,000	€43,500,000	1.50000	4.88400%	0.33%
Permanent Financing No.5	Series 4 Class C	BBB / Baa2 / BBB	10/Dec/2009	10/Jun/2042	€36,000,000	€36,000,000	1.50000	4.88400%	0.78%
Permanent Financing No.5	Series 5 Class A1	AAA / Aaa / AAA	10/Jun/2011	10/Jun/2042	£500,000,000	£500,000,000	—	—	5.625%
Permanent Financing No.5	Series 5 Class A2	AAA / Aaa / AAA	10/Jun/2011	10/Jun/2042	£750,000,000	£750,000,000	—	6.61500%	0.19%
Permanent Financing No.5	Series 5 Class B	AA / Aa3 / AA	10/Jun/2011	10/Jun/2042	£47,000,000	£47,000,000	—	6.61500%	0.35%
Permanent Financing No.5	Series 5 Class C	BBB / Baa2 / BBB	10/Jun/2011	10/Jun/2042	£39,000,000	£39,000,000	—	6.61500%	0.85%
Permanent Financing No.6	Series 3 Class A	AAA / Aaa / AAA	10/Dec/2007, 10/Mar/2008, 10/Jun/2008 & 10/Sep/2008	10/Sep/2032	£750,000,000	£750,000,000	—	6.61500%	0.175%
Permanent Financing No.6	Series 3 Class B	AA / Aa3 / AA	10/Sep/2008	10/Jun/2042	£35,300,000	£35,300,000	—	6.61500%	0.23%
Permanent Financing No.6	Series 3 Class C	BBB / Baa2 / BBB	10/Sep/2008	10/Jun/2042	£34,200,000	£34,200,000	—	6.61500%	0.68%
Permanent Financing No.6	Series 4 Class A	AAA / Aaa / AAA	10/Dec/2009 & 10/Mar/2010	10/Jun/2042	€750,000,000	€750,000,000	1.44342	4.88400%	0.14%
Permanent Financing No.6	Series 4 Class B	AA / Aa3 / AA	10/Mar/2010	10/Jun/2042	€26,100,000	€26,100,000	1.44342	4.88400%	0.23%
Permanent Financing No.6	Series 4 Class C	BBB / Baa2 / BBB	10/Mar/2010	10/Jun/2042	€25,300,000	€25,300,000	1.44340	4.88400%	0.68%
Permanent Financing No.6	Series 5 Class A1	AAA / Aaa / AAA	12/Sep/2011	10/Jun/2042	£500,000,000	£500,000,000	—	6.61500%	0.15%
Permanent Financing No.6	Series 5 Class A2	AAA / Aaa / AAA	12/Sep/2011	10/Jun/2042	£500,000,000	£500,000,000	—	6.61500%	0.16%
Permanent Financing No.6	Series 5 Class B	AA / Aa3 / AA	12/Sep/2011	10/Jun/2042	£34,800,000	£34,800,000	—	6.61500%	0.31%
Permanent Financing No.6	Series 5 Class C	BBB / Baa2 / BBB	12/Sep/2011	10/Jun/2042	£33,700,000	£33,700,000	—	6.61500%	0.80%
Permanent Financing No.7	Series 3 Class A	AAA / Aaa / AAA	10/Sep/2009, 10/Dec/2009, 10/Mar/2010 & 10/Jun/2010	10/Sep/2032	€1,700,000,000	€1,700,000,000	1.43678	4.88400%	0.07%
Permanent Financing No.7	Series 3 Class B	AA / Aa3 / AA	10/Jun/2010	10/Jun/2042	€73,700,000	€73,700,000	1.43676	4.88400%	0.12%
Permanent Financing No.7	Series 3 Class C	BBB / Baa2 / BBB	10/Jun/2010	10/Jun/2042	€71,800,000	€71,800,000	1.43678	4.88400%	0.43%
Permanent Financing No.7	Series 4 Class A	AAA / Aaa / AAA	10/Jun/2010 & 10/Sep/2010	10/Sep/2032	£850,000,000	£850,000,000	—	6.61500%	0.08%
Permanent Financing No.7	Series 4 Class B	AA / Aa3 / AA	10/Sep/2010	10/Jun/2042	£36,800,000	£36,800,000	—	6.61500%	0.13%
Permanent Financing No.7	Series 4 Class C	BBB / Baa2 / BBB	10/Sep/2010	10/Jun/2042	£35,900,000	£35,900,000	—	6.61500%	0.45%
Permanent Financing No.7	Series 5 Class A	AAA / Aaa / AAA	10/Jun/2011 & 12/Dec/2011	10/Sep/2032	£500,000,000	£500,000,000	—	6.61500%	0.15%
Permanent Financing No.8	Series 2 Class A	AAA / Aaa / AAA	10/Jun/2008	10/Jun/2014	$1,400,000,000	$1,400,000,000	1.83799	5.14625%	0.07%
Permanent Financing No.8	Series 2 Class B	AA / Aa3 / AA	10/Jun/2008	10/Jun/2042	$69,800,000	$69,800,000	1.83781	5.14625%	0.15%
Permanent Financing No.8	Series 2 Class C	BBB / Baa2 / BBB	10/Jun/2008	10/Jun/2042	$82,900,000	$82,900,000	1.83773	5.14625%	0.40%
Permanent Financing No.8	Series 3 Class A	AAA / Aaa / AAA	10/Mar/2010 & 10/Jun/2010	10/Sep/2032	$1,000,000,000	$1,000,000,000	1.83800	5.14625%	0.12%
Permanent Financing No.8	Series 3 Class B	AA / Aa3 / AA	10/Jun/2010	10/Jun/2042	$52,000,000	$52,000,000	1.83746	5.14625%	0.20%
Permanent Financing No.8	Series 3 Class C	BBB / Baa2 / BBB	10/Jun/2010	10/Jun/2042	$40,400,000	$40,400,000	1.83720	5.14625%	0.52%
Permanent Financing No.8	Series 4 Class A	AAA / Aaa / AAA	10/Sep/2010 & 10/Dec/2010	10/Sep/2032	€1,000,000,000	€1,000,000,000	1.49031	4.88400%	0.13%
Permanent Financing No.8	Series 4 Class B	AA / Aa3 / AA	10/Dec/2010	10/Jun/2042	€47,200,000	€47,200,000	1.48990	4.88400%	0.20%
Permanent Financing No.8	Series 4 Class C	BBB / Baa2 / BBB	10/Dec/2010	10/Jun/2042	€65,700,000	€65,700,000	1.49013	4.88400%	0.52%
Permanent Financing No.8	Series 5 Class A1	AAA / Aaa / AAA	12/Dec/2011	10/Jun/2042	£400,000,000	£400,000,000	—	6.61500%	0.15%
Permanent Financing No.8	Series 5 Class A2	AAA / Aaa / AAA	12/Sep/2011 & 12/Dec/2011	10/Sep/2032	£600,000,000	£600,000,000	—	6.61500%	0.20%
Permanent Financing No.8	Series 5 Class A3	AAA / Aaa / AAA	12/Dec/2011	10/Jun/2042	£500,000,000	£500,000,000	—	6.61500%	0.15%
Permanent Financing No.9	Series 2 Class A	AAA / Aaa / AAA	10/Mar/2009	10/Mar/2015	$1,750,000,000	$1,750,000,000	1.74780	5.14625%	0.04%
Permanent Financing No.9	Series 2 Class B	AA / Aa3 / AA	10/Mar/2009	10/Jun/2042	$67,800,000	$67,800,000	1.74742	5.14625%	0.13%
Permanent Financing No.9	Series 2 Class C	BBB / Baa2 / BBB	10/Mar/2009	10/Jun/2042	$72,800,000	$72,800,000	1.74748	5.14625%	0.38%
Permanent Financing No.9	Series 3 Class A	AAA / Aaa / AAA	10/Dec/2010 & 10/Mar/2011	10/Jun/2033	$1,000,000,000	$1,000,000,000	1.74779	5.14625%	0.10%
Permanent Financing No.9	Series 3 Class B	AA / Aa3 / AA	10/Mar/2011	10/Jun/2042	$38,000,000	$38,000,000	1.74713	5.14625%	0.17%
Permanent Financing No.9	Series 3 Class C	BBB / Baa2 / BBB	10/Mar/2011	10/Jun/2042	$41,900,000	$41,900,000	1.74729	5.14625%	0.50%
Permanent Financing No.9	Series 4 Class A	AAA / Aaa / AAA	10/Jun/2011 & 12/Sep/2011	10/Jun/2033	€1,600,000,000	€1,600,000,000	1.44970	4.88400%	0.11%
Permanent Financing No.9	Series 4 Class B	AA / Aa3 / AA	12/Sep/2011	10/Jun/2042	€61,200,000	€61,200,000	1.44955	4.88400%	0.15%
Permanent Financing No.9	Series 4 Class C	BBB / Baa2 / BBB	12/Sep/2011	10/Jun/2042	€64,600,000	€64,600,000	1.44941	4.88400%	0.50%
Permanent Financing No.9	Series 5 Class A	AAA / Aaa / AAA	10/Sep/2012	10/Jun/2042	£750,000,000	£750,000,000	—	6.61500%	0.11%
Permanent Master Issuer	2006-1 2A	AAA / Aaa / AAA	15/Oct/2009	15/Oct/2015	$1,750,000,000	$1,750,000,000	1.86900	4.25750%	0.04%
Permanent Master Issuer	2006-1 2B	AA / Aa3 / AA	15/Oct/2009	15/Jul/2042	$134,900,000	$134,900,000	1.86894	4.25750%	0.12%
Permanent Master Issuer	2006-1 2C	BBB / Baa2 / BBB	15/Oct/2009	15/Jul/2042	$134,900,000	$134,900,000	1.86894	4.25750%	0.40%
Permanent Master Issuer	2006-1 3A	AAA / Aaa / AAA	15/Oct/2009 & 15/Jan/2010	15/Jul/2033	CA$350,000,000	CA$350,000,000	2.10691	4.25286%	0.055%
Permanent Master Issuer	2006-1 4A1	AAA / Aaa / AAA	15/Oct/2008	15/Oct/2015	€500,000,000	€500,000,000	1.48544	4.57600%	0.06%
Permanent Master Issuer	2006-1 4A2	AAA / Aaa / AAA	15/Jul/2011 & 17/Oct/2011	15/Jul/2033	€1,750,000,000	€1,750,000,000	1.48544	4.57600%	0.11%
Permanent Master Issuer	2006-1 4B	AA / Aa3 / AA	17/Oct/2011	15/Jul/2042	€129,300,000	€129,300,000	1.48535	4.57600%	0.15%
Permanent Master Issuer	2006-1 4C	BBB / Baa2 / BBB	17/Oct/2011	15/Jul/2042	€129,300,000	€129,300,000	1.48535	4.57600%	0.45%

Permanent Master Issuer	2006-1 5A	AAA / Aaa / AAA	16/Jul/2012 & 15/Oct/2012	15/Jul/2033	$1,500,000,000	$1,500,000,000	1.86900	4.25750%	0.11%
Permanent Master Issuer	2006-1 6A1	AAA / Aaa / AAA	15/Apr/2013	15/Apr/2020	£500,000,000	£500,000,000	—	5.66688%	0.12%
Permanent Master Issuer	2006-1 6A2	AAA / Aaa / AAA	15/Apr/2013	15/Apr/2020	£600,000,000	£600,000,000	—	5.66688%	0.12%
Permanent Master Issuer	2007-1 1A	A-1+ / P-1 / F-1+	15/Jan/2008	15/Jan/2008	$1,000,000,000	$—	1.95248
Permanent Master Issuer	2007-1 1B	AA / Aa3 / AA	15/Jan/2008	15/Jul/2042	$43,000,000	$—	1.95188
Permanent Master Issuer	2007-1 1C	BBB / Baa2 / BBB	15/Jan/2008	15/Jul/2042	$43,000,000	$—	1.95188
Permanent Master Issuer	2007-1 2A1	AAA / Aaa / AAA	15/Jan/2010	15/Jan/2016	$1,500,000,000	$1,500,000,000	1.95249	4.25750%	0.05%
Permanent Master Issuer	2007-1 2A2	AAA / Aaa / AAA	15/Jan/2010	15/Jan/2016	$1,000,000,000	$1,000,000,000	1.95248	4.25750%	0.05%
Permanent Master Issuer	2007-1 2B	AA / Aa3 / AA	15/Jan/2010	15/Jul/2042	£83,600,000	£83,600,000	—	5.66688%	0.11%
Permanent Master Issuer	2007-1 2C	BBB / Baa2 / BBB	15/Jan/2010	15/Jul/2042	£83,600,000	£83,600,000	—	5.66688%	0.35%
Permanent Master Issuer	2007-1 3A	AAA / Aaa / AAA	17/Oct/2011 & 16/Jan/2012	17/Oct/2033	€1,500,000,000	€1,500,000,000	1.48743	4.57600%	0.09%
Permanent Master Issuer	2007-1 4A	AAA / Aaa / AAA	17/Oct/2011 & 16/Jan/2012	17/Oct/2033	$1,350,000,000	$1,350,000,000	1.95248	4.25750%	0.08%
Permanent Master Issuer	2007-1 4B	AA / Aa3 / AA	16/Jan/2012	15/Jul/2042	£41,300,000	£41,300,000	—	5.66688%	0.13%
Permanent Master Issuer	2007-1 4C	BBB / Baa2 / BBB	16/Jan/2012	15/Jul/2042	£41,300,000	£41,300,000	—	5.66688%	0.40%
Permanent Master Issuer	2007-1 5A	AAA / Aaa / AAA	15/Oct/2012 & 15/Jan/2013	17/Oct/2033	£650,000,000	£650,000,000	—	5.66688%	0.10%

*Permanent Master Issuer is a Funding 2 Issuing Entity; the others are Funding 1 Issuing Entities.

Credit Enhancement

Funding 1 Issuing Entities’ notes

Class	Amount (£)	% of Total	Support
Class A notes	£20,814,818,000	93.33%	8.67%
Class B notes	£724,595,000	3.25%	5.42%
Class M notes	£95,308,000	0.43%	4.99%
Class C notes	£667,765,000	2.99%	2.00%
Total notes	£22,302,486,000	100.00%
Reserve	£445,000,000	2.00%

Permanent Master Issuer notes

Class	Amount (£)	% of Total	Support
Class A notes	£8,150,020,000	93.48%	8.44%
Class B notes	£284,130,000	3.26%	5.18%
Class C notes	£284,130,000	3.26%	1.92%
Total notes	£8,718,280,000	100.00%
Reserve	£167,700,000	1.92%

Contact details and report distribution channels

If you have any queries regarding this report, please contact:

Tracey Hill

LP/3/3/SEC

1 Lovell Park Road

LEEDS

LS1 1NS

Tel:  +44 (0) 113 235 2176

Fax: +44 (0) 113 235 7511

e-mail: traceyhill@halifax.co.uk

Reports can be obtained from:

HBOS plc website @: www.hbosplc.com/investors/Debt/permanent_page.asp

SEC EDGAR database @: www.sec.gov/edgar.shtml

Bloomberg under ticker: Perma or Permm